Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Including Equipment Under Capital Lease Obligations
Property, plant and equipment, including equipment acquired under capital lease obligations, are summarized as follows as of December 31, 2013 and 2012:

(in thousands)	Estimated useful life (in years)	2013	2012
Land	—	$17,172	$15,907
Buildings and improvements	2-40	301,069	283,173
Machinery and equipment	3-10	232,097	206,871
Computer software	2-10	103,965	86,280
Furniture and office equipment	1-13	86,326	80,343
Construction in progress	—	97,093	79,402
		837,722	751,976
Less: Accumulated depreciation and amortization		(392,678)	(333,044)
Property, plant and equipment, net		$445,044	$418,932